Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 8,338	$ 4,943
Amortization expense of ROU asset	8,338	4,943
Interest expense
Amortization expense	8,338	4,943
Short-term lease expense
Operating eases amounted paid		$ 42,367